Earnings Per Share	12 Months Ended
Mar. 31, 2023
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Earnings Per Share
37	EARNINGS PER SHARE
The following table shows the income and share data used in the basic and diluted earnings per share calculations for the fiscal years ended March 31, 2023, 2022 and 2021.

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions, except number of shares and per share data)
Basic:
Profit attributable to shareholders of the Company	¥911,831	¥499,573	¥687,483
Weighted average number of common stock in issue (in thousands of shares)	1,364,770	1,370,738	1,370,214

Basic earnings per share	¥668.12	¥364.46	¥501.73

Diluted:
Profit attributable to the common shareholders of the Company	¥911,831	¥499,573	¥687,483
Impact of dilutive potential ordinary shares issued by subsidiaries	—	—	—

Net profit used to determine diluted earnings per share	¥911,831	¥499,573	¥687,483

Weighted average number of common stock in issue (in thousands of shares)	1,364,770	1,370,738	1,370,214
Adjustments for stock options (in thousands of shares)	463	561	658

Weighted average number of common stock for diluted earnings per share (in thousands of shares)	1,365,233	1,371,299	1,370,872

Diluted earnings per share	¥667.89	¥364.31	¥501.49